RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair Value of Non-Derivative Financial Instruments (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Carrying and fair values of non-derivative financial instruments
Current and Long-Term Debt	CAD (31,584)	CAD (24,757)
Junior subordinated notes (Note 17)	(2,422)	(1,160)
Long-term Debt | $			$ 850	$ 400
Interest rate swap agreements
Carrying and fair values of non-derivative financial instruments
Fair value adjustments - gains (losses)	2	(3)
Long-term debt hedged | $			$ 850	$ 400
Level II | Carrying Amount
Carrying and fair values of non-derivative financial instruments
Notes receivable	214	213
Current and Long-Term Debt	(31,584)	(24,757)
Junior subordinated notes (Note 17)	(2,422)	(1,160)
Total liabilities	(33,792)	(25,704)
Level II | Fair Value
Carrying and fair values of non-derivative financial instruments
Notes receivable	265	263
Current and Long-Term Debt	(34,309)	(28,713)
Junior subordinated notes (Note 17)	(2,011)	(1,157)
Total liabilities	CAD (36,055)	CAD (29,607)